Income Tax - Summary of Deferred Income Tax Assets and Liabilities (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets and liabilities [abstract]
Intangible assets	₽ (719)	₽ (784)
Trade and other payables	166	130
Trade and other receivables	101	138
Loans issued	48	27
Taxes on unremitted earnings	(184)	(75)
Other	7	(17)
Net deferred income tax asset/(liability)	(581)	(581)
Deferred tax asset	245	270
Deferred tax liability	(826)	(851)
Intangible assets	65	265
Trade and other payables	36	9
Trade and other receivables	(37)	(20)
Loans issued	21	7
Taxes on unremitted earnings	(109)	19
Other	₽ 24	(27)
Net deferred income tax asset/(liability)		₽ 253